Other Financial Obligations (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Financial Obligations [Abstract]
Other Chilean obligations	$ 138,575	$ 95,912
Public sector obligations	17,654	22,102
Total	$ 156,229	$ 118,014